[FLAG INVESTORS logo omitted]

                                  VALUE BUILDER
                                      FUND

                               Semi-Annual Report
                               September 30, 2000

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o Your Fund's returns (excluding sales charges), for the six, nine and 12-month periods ending September 30, 2000 for Class A Shares were 2.9%, -3.3% and 8.0%, respectively. Your Fund's three- and five-year performance as of September 30, 2000 has outpaced its Lipper Balanced Funds peer group1.

o The improvements in our recent results lead us to believe that investor sentiment has shifted back toward evaluating the real business progress of companies using cash flow and earnings and away from unrealistic projections. In the current environment, common stock valuations are beginning to better reflect economic reality.

o By early this year, of the eleven sectors of the S&P 500 Index2, only the technology sector exceeded the S&P 500's returns over the prior year. Perhaps the most interesting aspect of this market behavior was that in the final phase of the period many investors, in pursuit of performance superiority, sold shares in the underperforming sectors (where some of the best values were) and reinvested the proceeds in the best performing sector (where the fewest values were).

o More recently, leading economic indicators have turned down. We suspect that the coming months could be quite challenging for those investors with a short-term focus or momentum-oriented investment mentality. Therefore, investors may need to lower their return expectations relative to the past several years.

o We feel our energies are better devoted to identifying real investment opportunities than making economic or political predictions. With the high volatility in the markets, as well as the large number of new companies entering the market in the last few years, we are as busy as ever with this task.

----------
1 Past performance is not indicative of future results.
2 The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Fellow Shareholders:

     We are pleased to report the progress of your Fund for the period ended September 30, 2000.

     Although the equity market has experienced considerable volatility since our last report to you (3/31/00), your Fund's Class A shares managed to eke out a small gain of 2.9%. The year-to-date and 12-month returns for your Fund were -3.3% and 8.0%, respectively. The gain over the past six months is mainly attributable to a shift in investor sentiment more toward valuation and business fundamentals and away from its past fascination with technology/Internet stocks regardless of their valuation, profits or business progress. With only modest changes in interest rates during the period, bond returns essentially reflected the earned income portion of their respective coupons.

     From a longer-term perspective, we are pleased to report that your Fund's three- and five-year performance as of September 30, 2000 has outpaced its Lipper Balanced Funds peer group. These results were achieved in spite of our disappointing results in the first quarter of this calendar year.

     The best performing stocks for the past nine months are listed below.

BEST PERFORMERS -- 12/31/99 - 9/30/00
--------------------------------------------------------------------------------
  SECURITY                                                        PERCENT GAIN
  ----------                                                      ------------
  Cardinal Health                                                        84.2%
  SEI Corp.                                                              78.3%
  Concord EFS(a)                                                         72.6%
  Boeing                                                                 52.0%
  Countrywide Credit                                                     49.5%
  MBIA(a)                                                                47.4%
  Wellpoint Health                                                       45.6%
  XL Capital                                                             41.7%
  MBNA                                                                   41.3%
  Host Marriott                                                          36.4%
----------
  (a) Added during the period.

--------------------------------------------------------------------------------

     You will note that many of the securities have been held by the Fund for quite some time. Again, this clearly demonstrates that long-term holdings continue to contribute to the Fund's performance, but it also highlights the fact that we are always seeking to add new securities that represent good value.

     While a number of the Fund's equity securities have given up some ground this year, our two biggest losers were Novell and Cendant, declining 75% and 59%, respectively. Novell experienced an earnings shortfall but we expect the company to get back on track in the next quarter. In the case of Cendant, quite frankly, we are a bit puzzled by its disappointing performance. For the most part, expectations for the company's businesses have been fulfilled and the company produces an enormous amount of "free cash flow" of close to a billion dollars a year.

     These two stocks, along with America Online, the Fund's largest holding, are the primary reasons that the Fund had a very disappointing first quarter. The Fund has been gaining ground since then and we believe that once the America Online/Time Warner merger is completed (4th quarter), our patience and long-term view will be rewarded.

ASSET MIX

     With our long-term investment focus and a decline in cash flow levels, the modest change in asset mix over the past year has been driven more by investment changes in the Fund and share price movements than any other factors.

[pie charts omitted]
plot points as follows:

September 30, 2000
Short-term Investments 2.11%
Fixed-Income 24.94%
Common Stocks and Convertibles 72.95%

September 30, 1999
Short-term Investments 3.93%
Fixed-Income~26.00%

Common Stocks and Convertibles 70.07%

--------------------------------------------------------------------------------
PORTFOLIO DEVELOPMENTS AND LARGEST HOLDINGS

     Since our last report to shareholders, we have remained active in our pursuit to improve the prospects of your Fund by adding to existing positions or creating new ones. Our largest purchases in the Fund are listed below.

     LARGEST PURCHASES -- (FOR THE SIX MONTHS ENDED 9/30/00)
--------------------------------------------------------------------------------
  SECURITY                                                     COST
  ----------                                                ----------
  Priceline.com                                             $7,978,084
  Alltel Corp.                                               5,530,216
  Westpoint Stevens                                          5,113,446
  Electronic Data Systems                                    4,789,244
  Conseco(a)                                                 3,930,185
--------------------------------------------------------------------------------
-----------
  (a) Addition to existing holding.

     The five largest common stock holdings are listed below along with the percentage change for each so far this year.

  FIVE LARGEST HOLDINGS
--------------------------------------------------------------------------------
                                             MARKET VALUE       PERFORMANCE
  SECURITY                   COST            AS OF 9/30/00   12/31/99 - 9/30/00
  ----------               -----------       -------------   ------------------
  AOL                      $ 2,273,720         $69,875,000          (29.2)%
  SEICorp.                   3,532,633          36,379,650           78.3%
  Tyco International        21,674,006          35,300,937           33.0%
  XLCapital                 18,705,663          31,193,253           41.7%
  Citigroup                  4,002,265          27,950,312           29.4%
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
     In our semi-annual letter to shareholders in the spring of 1998 we titled our letter "As Good As It Gets," making reference to a then popular movie starring Jack Nicholson. The primary impetus for this reference was the three prior years of outstanding returns (20%+) for the S&P 500 Index and very positive economic fundamentals ranging from inflation to corporate profits. Despite a temporary market drop in the summer of 1998 (thanks to the economic difficulties in Russia and the near collapse of Long-Term Capital Management) equity prices continued their rise producing better than 20%

LETTER TO SHAREHOLDERS (CONCLUDED)
-------------------------------------------------------------------------------

gains in the S&P 500 Index for both 1998 and 1999. That made for five consecutive years of greater than 20% gains in the S&P 500 Index, an unprecedented record.

     What was not so obvious during this period was that through a combination of greed, money flows and irrational behavior only one sector of the equity market was fully participating in this phenomenon; the technology/ Internet sector. By early this year, of the eleven sectors of the S&P 500 Index, only the technology sector exceeded the S&P 500's returns over the prior year. The other ten were all lagging the index. Perhaps the most interesting aspect of the market behavior was that in the final phase of this period many investors, in pursuit of performance superiority, were selling shares in many of those under-performing sectors (where some of the best values were) to reinvest the proceeds of those sales in the best performing sector (where the fewest values were). WHILE WE ALL KNOW THAT SUCH BEHAVIOR MUST EVENTUALLY END, HUMAN NATURE MAKES IT HARD TO DEVIATE FROM EMBRACING THAT WHICH HAS PROVIDED THE MOST RECENT PLEASURE.

     Nevertheless, with the gap in valuation levels and the realization that economic reality eventually prevails, it appears that investor sentiment has shifted back toward real business progress (cash flow, earnings, etc.) and away from unrealistic projections and hoped-for riches. The improvements in our recent results appear to confirm this trend. In that context and given our reference to a movie title two years ago, perhaps it would be appropriate to title this letter "Survivor" in honor of the recent TV hit show.

     Leading economic indicators having recently turned down and with a considerable number of downward earnings revisions (some due to business conditions and some due to the declining euro), we suspect that the coming months could be quite challenging for many investors, especially those with a short-term focus or momentum-oriented investment mentality. Although we may have been premature in our past letters regarding the need to lower investment return expectations from recent experiences, it would appear that our past concerns will be validated this year.

     Three months ago considerable investor attention was being given to the Federal Reserve and the possibility of increasing rates. Today, there is good reason to believe that in the coming months the economic news and the shift away from "irrational exuberance" in the equity market will enhance the outlook for lower interest rates.

--------------------------------------------------------------------------------
     Although many people will offer predictions for such things as energy prices and the presidential election, we feel our energies are better devoted to identifying real investment opportunities. With the high volatility and fallout in the markets, as well as the large number of new companies entering the market in the last few years, we are as busy as ever with that task. After all, many of tomorrow's heroes are today's fallen angels.

     We thank you for your continued interest and support. We look forward to the on-going process of building value for you.

Respectfully Submitted,

/S/SIGNATURE Hobart C. Buppert

Hobart C. Buppert, II
Portfolio Manager
October 16, 2000

FUND PERFORMANCE
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES1
JUNE 15, 1992 -- SEPTEMBER 30, 2000

$10,000 invested in the Value Builder Fund Class A Shares at inception on June 15, 1992 was worth $31,774 on September 30, 2000.

[line graph omitted]
plot points as follows

06/15/92 10000
06/30/92 10050
09/30/92 10350
12/31/92 10776
03/31/93 11372
06/30/93 11526
09/30/93 12069
12/31/93 12043
03/31/94 11729
06/30/94 11666
09/30/94 12154
12/31/94 11998
03/31/95 12969
06/30/95 14076
09/30/95 15275
12/31/95 15926
03/31/96 16712
06/30/96 17217
09/30/96 18105
12/31/96 19850
03/31/97 20037
06/30/97 22132
09/30/97 23928
12/31/97 24350
03/31/98 26814
06/30/98 27093
09/30/98 24477
12/31/98 28861
03/31/99 30543
06/30/99 32090
09/30/99 29431
12/31/99 32848
01/31/00 30180
06/30/00 30139
09/30/00 31774

CUMULATIVE TOTAL RETURN PERFORMANCE1
--------------------------------------------------------------------------------
  FOR THE PERIODS
  ENDED 9/30/00              1 YEAR     3 YEARS      5 YEARS    SINCE INCEPTION2
  -------------------        -------    ---------    ---------  ---------------
  Class A Shares              7.96%       32.79%      108.01%          217.74%
  Class B Shares              7.14%       29.79%      100.38%          153.38%
  Class C Shares              7.18%          --%          --%           14.71%
  Institutional Shares        8.27%       33.73%          --%          108.98%
--------------------------------------------------------------------------------
--------
1 PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  Investment  return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct expense structure. The "Since Inception" performance figures would have been lower for Class A and Class B Shares if certain fees and expenses had not been waived by the Fund prior to 1996.

2 Inception dates: Class A Shares 6/15/92, Class B Shares 1/3/95, Class C Shares
  4/8/98, Institutional Shares 11/2/95.

6
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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

ADDITIONAL PERFORMANCE INFORMATION
     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula, for various time periods through the end of the most recent calendar quarter.

     The SEC standardized total return figures shown below include the impact of the 5.50% maximum initial sales charge for the Fund's Class A Shares and the maximum contingent deferred sales charge applicable to the specified time period for Class B and Class C Shares. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0.00% after six years. The contingent deferred sales charge for theClass C Shares is 1.00% for shares redeemed within one year of purchase. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B and Class C Shares investors who continued to hold their shares past the end of the specified time period.

     AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
  FOR THE PERIODS
  ENDED 9/30/00              1 YEAR     3 YEARS      5 YEARS    SINCE INCEPTION2
  -------------------        ------     -------      --------   ---------------
  Class AShares              2.02%       7.86%       14.47%           14.18%
  Class BShares              2.14%       8.23%       14.68%           17.50%
  Class CShares              6.18%         --%          --%            5.69%
  InstitutionalShares        8.27%      10.18%          --%           16.19%
------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. The "Since Inception" performance figures would have been lower for Class A and Class B Shares if certain fees and expenses had not been waived by the Fund prior to 1996.
2 Inception dates:Class A Shares 6/15/92,  Class B Shares 1/3/95, Class C Shares
  4/8/98, Institutional Shares 11/2/95.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                      SEPTEMBER 30, 2000
(UNAUDITED)

     SHARES                           SECURITY                     MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 70.2%
--------------------------------------------------------------------------------
BANKING -- 0.9%
      152,500    Bank of America Corp. ........................    $  7,987,187
                                                                   ------------
                                                                      7,987,187
                                                                   ------------
BASIC MATERIALS -- 1.1%
      722,600    Airgas, Inc.* ................................       4,922,712
      194,000    USG Corp. ....................................       4,862,125
                                                                   ------------
                                                                      9,784,837
                                                                   ------------
CAPITAL GOODS & INDUSTRIAL -- 8.3%
    2,325,500    Allied Waste Industries, Inc.* ...............      21,365,531
      156,000    Boeing Co. ...................................       9,828,000
      680,500    Tyco International Ltd. ......................      35,300,937
      128,000    United Technologies Corp. ....................       8,864,000
                                                                   ------------
                                                                     75,358,468
                                                                   ------------
COMMUNICATION SERVICES -- 4.3%
      110,000    ALLTEL Corp. .................................       5,740,625
      100,000    Globalstar Telecommunications Ltd.* ..........         862,500
      475,000    SBC Communications, Inc. .....................      23,750,000
      286,033    Worldcom, Inc.* ..............................       8,688,252
                                                                   ------------
                                                                     39,041,377
                                                                   ------------
CONSUMER CYCLICAL -- 4.1%
    2,556,536    Cendant Corp.* ...............................      27,802,329
      900,000    Champion Enterprises, Inc.* ..................       3,825,000
      162,700    TJX Companies, Inc. ..........................       3,660,750
      186,086    Visteon Corp. ................................       2,814,551
                                                                   ------------
                                                                     38,102,630
                                                                   ------------
CONSUMER HEALTH CARE -- 2.6%
      114,000    Johnson & Johnson ............................      10,708,875
      134,200    Wellpoint Health Networks, Inc.* .............      12,883,200
                                                                   ------------
                                                                     23,592,075
                                                                   ------------

8

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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------




     SHARES                           SECURITY                     MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.2%
    1,007,800    Blyth Industries, Inc. .......................    $ 23,620,312
      232,500    Cardinal Health, Inc. ........................      20,503,594
      226,100    Central Parking Corp. ........................       4,479,606
      107,000    Excite@Home Corp.* ...........................       1,511,375
      311,600    Philip Morris Cos., Inc. .....................       9,172,725
       85,000    Unifi, Inc.* .................................         865,937
      429,200    WestPoint Stevens, Inc. ......................       5,257,700
                                                                   ------------
                                                                     65,411,249
                                                                   ------------
ENTERTAINMENT -- 4.1%
      210,000    Clear Channel Communications, Inc.* ..........      11,865,000
      878,600    Lodgenet Entertainment Corp.*(a) .............      25,369,575
                                                                   ------------
                                                                     37,234,575
                                                                   ------------
FINANCIAL SERVICES -- 9.1%
      200,500    American Express Co. .........................      12,180,375
      517,000    Citigroup ....................................      27,950,312
      306,500    Countrywide Credit Industries, Inc. ..........      11,570,375
      172,000    Freddie Mac ..................................       9,298,750
      899,136    Host Marriott Corp. ..........................      10,115,280
       50,000    Knight Trading Group* ........................       1,800,000
      265,780    MBNA Corp. ...................................      10,232,530
                                                                   ------------
                                                                     83,147,622
                                                                   ------------
INSURANCE -- 7.6%
    2,506,749    Conseco, Inc. ................................      19,113,961
      107,100    MBIA, Inc. ...................................       7,617,487
      500,000    Mutual Risk Management Ltd. ..................      10,968,750
      424,398    XL Capital Limited - Class A .................      31,193,253
                                                                   ------------
                                                                     68,893,451
                                                                   ------------

                                                                               9

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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2000
(UNAUDITED)

     SHARES                           SECURITY                    MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
TECHNOLOGY -- 19.9%
    1,300,000    America Online, Inc.* ........................   $ 69,875,000
      575,900    Concord EFS, Inc.* ...........................     20,453,448
      109,800    Electronic Data Systems Corp. ................      4,556,700
      294,700    First Data Corp. .............................     11,511,719
      172,000    International Business Machines Corp. ........     19,350,000
    1,003,000    Novell, Inc.* ................................      9,967,313
      299,700    Priceline.com, Inc.* .........................      3,558,938
      170,311    Sabre Group Holdings, Inc.* ..................      4,928,375
      514,200    SEI Investments Corp. ........................     36,379,650
                                                                  ------------
                                                                   180,581,143
                                                                  ------------
TRANSPORTATION -- 1.0%
      258,000    AMR Corp.* ...................................      8,433,375
       35,000    Canadian National Railway Co. ................      1,025,938
                                                                  ------------
                                                                     9,459,313
                                                                  ------------
TOTAL COMMON STOCK (Cost $424,442,052) ........................    638,593,927
                                                                  ------------
--------------------------------------------------------------------------------
 NON-CONVERTIBLE PREFERRED STOCK -- 0.4%
--------------------------------------------------------------------------------
      100,000    Conseco Financial Trust, 9.16%, 11/30/26 .....      1,362,500
      200,000    Conseco Financial Trust, 8.70%, 9/30/28 ......      2,575,000
                                                                  ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCK (Cost $7,500,000) .......      3,937,500
                                                                  ------------
--------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK -- 2.2%
--------------------------------------------------------------------------------
      544,000    Central Park Trust, Cvt. Pfd., 5.25% .........      7,004,000
       40,000    Fleetwood Capital Trust, Cvt. Pfd., 6.00% ....      1,260,000
      145,000    Sinclair Broadcast Group, Cvt. Pfd., 6.00% ...      4,504,063
      523,600    US Restaurant Properties, Series A,
                   Cvt. Pfd., 7.72% ...........................      7,068,600
                                                                  ------------
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $28,224,367) ..........     19,836,663
                                                                  ------------

10

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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

    PAR (000)                         SECURITY                     MARKET VALUE
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE NOTES & BONDS -- 0.6%
--------------------------------------------------------------------------------
      $ 5,020    Integrated Process Equipment, 6.25%, 9/15/04 .    $  3,275,550
        5,250    Rite Aid, 5.25%, 9/15/02 .....................       1,903,125
                                                                   ------------
TOTAL CONVERTIBLE CORPORATE NOTES & BONDS
   (Cost $7,899,569) ..........................................       5,178,675
                                                                   ------------
--------------------------------------------------------------------------------
 CORPORATE NOTES & BONDS -- 24.5%
--------------------------------------------------------------------------------
       11,000    Allied Waste North America, 10.00%, 8/1/09 ...       9,652,500
        9,230    Amazon.com, Inc., 0.00%, 5/1/08 ..............       4,891,900
        3,000    Avon Products, Inc., 6.55%, 8/1/07 ...........       2,853,195
        4,500    Blyth Industries, Inc., 7.90%, 10/1/09 .......       4,306,428
                 CalEnergy Co., Inc.:
        2,975      7.23%, 9/15/05 .............................       2,961,187
        5,000      7.63%, 10/15/07 ............................       5,024,675
        3,000    Campbell Soup Co., 6.15%, 12/1/02 ............       2,977,362
        1,000    Capstar Hotel Co., Sr. Sub. Notes,
                   8.75%, 8/15/07 .............................         945,000
        8,000    Cendant Corp., 7.75%, 12/1/03 ................       7,832,536
        2,000    Chattem, 8.875%, 4/1/08 ......................       1,590,000
        3,000    Circus Circus, 6.75%, 7/15/03 ................       2,820,000
        5,100    Conseco, Inc., 6.80%, 6/15/05 ................       3,442,500
        6,000    Crown Castle International Corp.,
                   9.00%, 5/15/11 .............................       5,730,000
                 Cytec Industries:
        5,000      6.50%, 3/15/03 .............................       4,840,745
        5,000      6.75%, 3/15/08 .............................       4,471,245
        2,150    First Tennessee Bank, 6.40%, 4/1/08 ..........       1,967,828
                 FMC Corp.:
        1,500      6.75%, 5/5/05 ..............................       1,426,832
        5,000      7.00%, 5/15/08 .............................       4,721,260
        6,150    Ford Motor Credit Co., 6.70%, 7/16/04 ........       6,029,196
        5,000    Frontier Corp., 7.25%, 5/15/04 ...............       4,760,840
        1,000    Fund American Enterprise, 7.75%, 2/1/03 ......         996,173
        3,500    Globalstar LP Capital, 11.375%, 2/15/04 ......       1,067,500
        5,000    GTE Corp., 6.46%, 4/15/08 ....................       4,741,770

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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED) SEPTEMBER 30, 2000
(UNAUDITED)

    PAR (000)                         SECURITY                     MARKET VALUE
--------------------------------------------------------------------------------
CORPORATE NOTES & BONDS (CONTINUED)
--------------------------------------------------------------------------------
                 HMH Properties, Inc.:
      $ 5,700      7.875%, 8/1/05 .............................     $ 5,400,750
        1,000      8.45%, 12/1/08 .............................         955,000
        5,000    ICI, 6.95%, 9/15/04 ..........................       4,888,460
        2,000    ITT Corp., 6.75%, 11/15/03 ...................       1,926,032
        5,000    J.P. Morgan & Co., Inc., 6.875%, 1/15/07 .....       4,919,490
        4,000    Jefferies Group, Inc., 7.50%, 8/15/07 ........       3,869,788
        2,000    John Q. Hammons Hotels, 8.875%, 2/15/04 ......       1,910,000
        3,000    Knight-Ridder, Inc., 6.625%, 11/1/07 .........       2,867,427
        5,000    Lilly Industries, 7.75%, 12/1/07 .............       4,577,330
        2,500    Lockheed Martin Corp., 7.25%, 5/15/06 ........       2,479,055
        5,000    Lodgenet Entertainment, 10.25%, 12/15/06 .....       5,031,250
        1,285    Markel Corp., 7.25%, 11/1/03 .................       1,268,260
                 Marriott International, Inc.:
       10,000      6.625%, 11/15/03 ...........................       9,764,310
        5,700      7.875%, 9/15/09 ............................       5,715,025
        1,000    Masco Corp., 6.125%, 9/15/03 .................         962,051
        2,000    McDonnell Douglas Corp., 6.875%, 11/1/06 .....       1,976,746
          500    MCI Communication Corp., 7.50%, 8/20/04 ......         505,495
                 Millipore Corp.:
        9,800      7.20%, 4/1/02 ..............................       9,617,737
        7,100      7.50%, 4/1/07 ..............................       6,739,569
        2,000    Nabisco, Inc., 6.70%, 6/15/02 ................       1,958,034
                 Norfolk Southern Corp.:
        1,500      6.95%, 5/1/02 ..............................       1,494,977
        1,500      7.35%, 5/15/07 .............................       1,480,893
                 Premier Parks Corp.:
        5,000      9.25%, 4/1/06 ..............................       4,687,500
        4,000      9.75%, 1/15/07 .............................       3,960,000
        3,400      9.75%, 6/15/07 .............................       3,196,000
        3,815    Raychem Corp., Sr. Notes, 7.20%, 10/15/08 ....       3,650,684
                 Raytheon Co.:
        3,000      6.45%, 8/15/02 .............................       2,965,938
        5,000      6.50%, 7/15/05 .............................       4,847,840
        5,500    Solutia, Inc., 6.50%, 10/15/02 ...............       5,326,706

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

    PAR (000)                         SECURITY                     MARKET VALUE
--------------------------------------------------------------------------------
CORPORATE NOTES & BONDS (CONCLUDED)
--------------------------------------------------------------------------------
                 Sun Microsystems:
      $ 2,000      7.00%, 8/15/02 .............................    $  2,000,090
        2,000      7.50%, 8/15/06 .............................       2,034,164
        1,000      7.65%, 8/15/09 .............................       1,007,706
        3,000    Tandy Corp., 6.95%, 9/1/07 ...................       2,915,622
        1,000    Tektronix, 7.50%, 8/1/03 .....................       1,015,303
        7,000    Textron, Inc., 6.75%, 9/15/02 ................       6,963,558
        5,000    United Defense Inds., Inc., 8.75%, 11/15/07 ..       4,712,500
        2,660    USG Corp., 8.50%, 8/1/05 .....................       2,772,513
          500    Xerox Corp., 7.15%, 8/1/04 ...................         482,838
                                                                   ------------
TOTAL CORPORATE NOTES & BONDS (Cost $232,783,965) .............     222,897,313
                                                                   ------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 1.6%
--------------------------------------------------------------------------------
       14,173    Goldman  Sachs & Co.,  dated  9/29/00,  6.42%
                   principal  and  interest  in the  amount of
                   $14,180,583 due 10/02/00, collateralized by
                   US Treasury Bonds, par value of 11,045,000,
                   coupon rate of, 8.875%, due 2/15/19, market
                   value of $14,336,929
                   (Cost $14,173,000) .........................      14,173,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $715,022,953)** .............    99.5%     $904,617,078
OTHER ASSETS IN EXCESS OFLIABILITIES ................     0.5         5,013,066
                                                        ------     ------------
NET ASSETS ..........................................   100.0%     $909,630,144
                                                        ======     ============

----------
 * Non-income producing security within the last six month period. ** Aggregate cost for federal tax purposes.
(a) Affiliated holding.

SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS VALUE BUILDER FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

                                                                  SEPTEMBER 30,
--------------------------------------------------------------------------------
                                                                      2000

Assets:
   Investments, at value (cost $715,022,953) ..................    $904,617,078
   Receivable for shares of beneficial interest subscribed ....         931,276
   Dividends and interest receivable ..........................       6,007,570
   Prepaid expenses and other .................................         188,498
                                                                   ------------
     Total assets .............................................     911,744,422
                                                                   ------------
Liabilities:
   Payable for shares of beneficial interest redeemed .........       1,029,769
   Accrued expenses and other .................................       1,084,509
                                                                   ------------
     Total liabilities ........................................       2,114,278
                                                                   ------------
Net assets ....................................................    $909,630,144
                                                                   ------------
Composition of Net Assets
   Paid-in capital
     Class A Shares ...........................................     356,362,000
     Class B Shares ...........................................      95,399,671
     Class C Shares ...........................................      32,366,441
     Institutional Shares .....................................     155,418,267
   Accumulated net realized gain from investment transactions .      77,695,645
   Net unrealized appreciation on investments .................     189,594,125
   Undistributed net investment income ........................       2,793,995
                                                                   ------------
Net assets ....................................................     909,630,144
                                                                   ------------
Net Asset Value Per Share:
   Class A Shares ($580,582,062 / 24,527,772 shares) ..........          $23.67
                                                                         ======
   Class B Shares ($112,337,757 / 4,757,551 shares) ...........          $23.611
                                                                         ======
   Class C Shares ($32,932,075 / 1,394,434 shares) ............          $23.622
                                                                         ======
   Institutional Shares ($183,754,607 / 7,701,037 shares) .....          $23.86
                                                                         ======
Maximum Offering Price Per Share:
   Class A Shares ($23.67 / 0.945) ............................          $25.05
                                                                         ======
   Class B Shares .............................................          $23.61
                                                                         ======
   Class C Shares .............................................          $23.62
                                                                         ======
   Institutional Shares .......................................          $23.86
                                                                         ======

-------------
1 Redemption  value is $22.44 following a 5% maximum  contingent  deferred sales charge.
2 Redemption value is $23.38 following a 1% maximum contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
14

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                   FOR THE SIX
                                                                  MONTHS ENDED
                                                                  SEPTEMBER 30,
--------------------------------------------------------------------------------
                                                                      2000

Investment Income:
   Dividends ...................................................    $ 5,324,168
   Interest ....................................................      9,914,910
   Less:Foreign taxes withheld .................................         (9,180)
                                                                    -----------
             Total income ......................................     15,229,898
                                                                    -----------
Expenses:
   Investment advisory fee .....................................      3,319,763
   Distribution fees:
     Class A Shares ............................................        742,258
     Class B Shares ............................................        571,596
     Class C Shares ............................................        164,809
   Transfer agent fee ..........................................        176,901
   Accounting fees .............................................         67,672
   Professional fees ...........................................         56,207
   Registration fees ...........................................         49,161
   Custody fees ................................................         48,801
   Shareholder reporting fees ..................................         38,450
   Directors' fees .............................................         15,985
   Miscellaneous ...............................................         20,883
                                                                    -----------
             Total expenses ....................................      5,272,486
                                                                    -----------
   Net investment income .......................................      9,957,412
                                                                    -----------
Realized and unrealized gain (loss) on investments:
   Net realized gain from securities transactions ..............     21,680,923
   Change in unrealized appreciation/depreciation
     of investments ............................................     (7,113,483)
                                                                    -----------
   Net gain on investments .....................................     14,567,440
                                                                    -----------
Net increase in net assets resulting from operations ...........    $24,524,852
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                     FOR THE SIX         FOR THE
                                                    MONTHS ENDED       YEAR ENDED
                                                    SEPTEMBER 30,       MARCH 31,
---------------------------------------------------------------------------------
                                                        20001             2000
Increase in Net Assets:
Operations:
   Net investment income .........................  $   9,957,412     $  19,059,728
   Net realized gain from securities transactions      21,680,923        79,177,235
   Change in unrealized appreciation/depreciation
     of investments ..............................     (7,113,483)      (91,414,939)
                                                    -------------     -------------
   Net increase in net assets
     resulting from operations ...................     24,524,852         6,822,024
                                                    -------------     -------------
Distributions to Shareholders from:
   Net investment income and short-term
     gains:
     Class A Shares ..............................     (6,804,600)      (20,460,182)
     Class B Shares ..............................       (906,506)       (2,925,870)
     Class C Shares ..............................       (258,950)         (709,061)
     Institutional Shares ........................     (1,992,147)       (4,990,684)
   Net realized long-term gains:
     Class A Shares ..............................             --       (12,231,556)
     Class B Shares ..............................             --        (2,305,977)
     Class C Shares ..............................             --          (591,874)
     Institutional Shares ........................             --        (2,697,818)
                                                    -------------     -------------
   Total distributions ...........................     (9,962,203)      (46,913,022)
                                                    -------------     -------------
Capital Share Transactions:
   Proceeds from sale of shares ..................     59,237,753       198,166,745
   Value of shares issued in reinvestment
     of dividends ................................      8,654,172        42,631,746
   Cost of shares repurchased ....................   (111,501,527)     (184,819,312)
                                                    -------------     -------------
   Increase (decrease) in net assets derived from
     capital share transactions ..................    (43,609,602)       55,979,179
                                                    -------------     -------------
   Total increase (decrease) in net assets .......    (29,046,953)       15,888,181
Net Assets:
   Beginning of period ...........................    938,677,097       922,788,916
                                                    -------------     -------------
   End of period (including undistributed net
     investment income of $2,798,786 for the
     year ended March 31, 2000) ..................  $ 909,630,144     $ 938,677,097
                                                    =============     =============

--------
1 Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS.
16

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   FOR THE SIX
                                                                  MONTHS ENDED
                                                                  SEPTEMBER 30,
--------------------------------------------------------------------------------------------------
                                                                      20001                2000
Per Share Operating Performance:
   Net asset value at beginning of period .......................   $  23.27
                                                                    --------            $  24.15
Income from Investment Operations:                                                      --------
   Net investment income ........................................       0.26
   Net realized and unrealized gain (loss) on investments .......       0.40                0.49
                                                                    --------               (0.20)
   Total from Investment Operations .............................       0.66            --------
                                                                    --------                0.29
Less Distributions:                                                                     --------
   Net investment income and short-term capital gains ...........      (0.26)
   Net realized long-term capital gains .........................         --               (0.73)
                                                                    --------               (0.44)
   Total distributions ..........................................      (0.26)           --------
                                                                    --------               (1.17)
   Net asset value at end of period .............................   $  23.67            --------
                                                                    ========            $  23.27
Total Return2 ...................................................       2.88%           ========
Ratios to Average Net Assets:                                                               1.11%
   Expenses .....................................................       1.10%3
   Net investment income ........................................       2.27%3              1.09%
Supplemental Data:                                                                          2.06%
   Net assets at end of period (000) ............................   $580,582
   Portfolio turnover rate ......................................          5%           $622,580
                                                                                              26%

---------
1 Unaudited.
2 Total Return excludes the effect of sales charge.
3 Annualized.

FLAG INVESTORS VALUE BUILDER FUND

                                                                                FOR THE YEARS ENDED MARCH 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                                   1999              1998             1997             1996

Per Share Operating Performance:
   Net asset value at beginning of period ....................   $  22.09          $  17.14         $  14.68         $  12.02
                                                                 --------          --------         --------         --------
Income from Investment Operations:
   Net investment income .....................................       0.56              0.47             0.39             0.36
   Net realized and unrealized gain (loss) on investments ....       2.40              5.21             2.49             3.03
                                                                 --------          --------         --------         --------
   Total from Investment Operations ..........................       2.96              5.68             2.88             3.39
                                                                 --------          --------         --------         --------
Less Distributions:
   Net investment income and short-term capital gains ........      (0.57)            (0.47)           (0.36)           (0.41)
   Net realized long-term capital gains ......................      (0.33)            (0.26)           (0.06)           (0.32)
                                                                 --------          --------         --------         --------
   Total distributions .......................................      (0.90)            (0.73)           (0.42)           (0.73)
                                                                 --------          --------         --------         --------
   Net asset value at end of period ..........................   $  24.15          $  22.09         $  17.14         $  14.68
                                                                 ========          ========         ========         ========
Total Return2 ................................................      13.91%            33.82%           19.90%           28.86%
Ratios to Average Net Assets:
   Expenses ..................................................       1.12%             1.14%            1.27%            1.31%
   Net investment income .....................................       2.64%             2.49%            2.51%            2.72%
Supplemental Data:
   Net assets at end of period (000) .........................   $649,664          $491,575         $278,130         $200,020
   Portfolio turnover rate ...................................         10%                7%              13%              15%


SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      FOR THE SIX       FOR THE
                                                                     MONTHS ENDED      YEAR ENDED
                                                                     SEPTEMBER 30,      MARCH 31
---------------------------------------------------------------------------------------------------
                                                                        20001             2000
Per Share Operating Performance:
   Net asset value at beginning of period .........................   $  23.22          $  24.11
                                                                      --------          --------
Income from Investment Operations:
   Net investment income ..........................................       0.18              0.31
   Net realized and unrealized gain (loss) on investments .........       0.39             (0.20)
                                                                      --------          --------
   Total from Investment Operations ...............................       0.57              0.11
                                                                      --------          --------
Less Distributions:
   Net investment income and short-term capital gains .............      (0.18)            (0.56)
   Net realized long-term capital gains ...........................         --             (0.44)
                                                                      --------          --------
   Total distributions ............................................      (0.18)            (1.00)
                                                                      --------          --------
   Net asset value at end of period ...............................   $  23.61          $  23.22
                                                                      ========          ========
Total Return2 .....................................................       2.48%             0.36%
Ratios to Average Net Assets:
   Expenses .......................................................       1.85%3            1.84%
   Net investment income ..........................................       1.54%3            1.30%
Supplemental Data:
   Net assets at end of period (000) ..............................   $112,338          $121,117
   Portfolio turnover rate ........................................          5%               26%

--------
1 Unaudited.
2 Total Return excludes the effect of sales charge.
3 Annualized.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------




                                                                                 FOR THE YEARS ENDED MARCH 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                                  1999               1998             1997            1996
Per Share Operating Performance:
   Net asset value at beginning of period ...................   $  22.08           $ 17.16          $ 14.71           $12.01
                                                                --------           -------          -------           ------
Income from Investment Operations:
   Net investment income ....................................       0.41              0.34             0.26             0.21
   Net realized and unrealized gain (loss) on investments ...       2.38              5.20             2.51             3.05
                                                                --------           -------          -------           ------
   Total from Investment Operations .........................       2.79              5.54             2.77             3.26
                                                                --------           -------          -------           ------
Less Distributions:
   Net investment income and short-term capital gains .......      (0.43)            (0.36)           (0.26)           (0.24)
   Net realized long-term capital gains .....................      (0.33)            (0.26)           (0.06)           (0.32)
                                                                --------           -------          -------           ------
   Total distributions ......................................      (0.76)            (0.62)           (0.32)           (0.56)
                                                                --------           -------          -------           ------
   Net asset value at end of period .........................   $  24.11           $ 22.08          $ 17.16           $14.71
                                                                ========           =======          =======           ======
Total Return2 ...............................................      13.10%            32.84%           19.00%           27.89%
Ratios to Average Net Assets:
   Expenses .................................................       1.87%             1.89%            2.02%            2.06%
   Net investment income ....................................       1.90%             1.75%            1.84%            1.97%
Supplemental Data:
   Net assets at end of period (000) ........................   $110,680           $64,498          $17,311           $4,178
   Portfolio turnover rate ..................................         10%                7%              13%              15%

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FLAG INVESTORS VALUE BUILDER FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         FOR THE PERIOD
                                          FOR THE SIX     FOR THE YEAR   APRIL 8, 19982
                                          MONTHS ENDED        ENDED         THROUGH
                                          SEPTEMBER 30,     MARCH 31,      MARCH 31,
---------------------------------------------------------------------------------------
                                               20001           2000           1999
Per Share Operating Performance:
   Net asset value at
     beginning of period .................... $ 23.22        $ 24.12         $ 22.31
                                              -------        -------         -------
Income from Investment Operations:
   Net investment income ....................    0.18           0.31            0.39
   Net realized and unrealized
     gain (loss) on investments .............    0.40          (0.21)           2.10
                                              -------        -------         -------
   Total from Investment Operations .........    0.58           0.10            2.49
                                              -------        -------         -------
Less Distributions:
   Net investment income and
     short-term gains .......................   (0.18)         (0.56)          (0.35)
   Net realized long-term
     capital gains ..........................      --          (0.44)          (0.33)
                                              -------        -------         -------
   Total distributions ......................   (0.18)         (1.00)          (0.68)
                                              -------        -------         -------
   Net asset value at
     end of period .......................... $ 23.62        $ 23.22         $ 24.12
                                              =======        =======         =======
Total Return3 ...............................    2.53%          0.31%          11.50%
Ratios to Average Net Assets:
   Expenses .................................    1.85%4         1.85%           1.91%4
   Net investment income ....................    1.54%4         1.34%           2.05%4
Supplemental Data:
   Net assets at end of period (000) ........ $32,932        $33,989         $17,450
   Portfolio turnover rate ..................       5%            26%             10%

---------
1 Unaudited.
2 Commencement of operations.
3 Total Return excludes the effect of sales charge.
4 Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.
22

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   FOR THE SIX        FOR THE
                                                                  MONTHS ENDED       YEAR ENDED
                                                                  SEPTEMBER 30,       MARCH 31
------------------------------------------------------------------------------------------------
                                                                         20001          2000
Per Share Operating Performance:
   Net asset value at beginning of period                             $  23.45         $  24.36
                                                                      --------         --------
Income from Investment Operations:
   Net investment income                                                  0.29             0.55
   Net realized and unrealized gain (loss) on investments                 0.41            (0.21)
                                                                      --------         --------
   Total from Investment Operations                                       0.70             0.34
                                                                      --------         --------
Less Distributions:
   Net investment income and short-term capital gains                    (0.29)           (0.81)
   Net realized long-term capital gains                                     --            (0.44)
                                                                      --------         --------
   Total distributions                                                   (0.29)           (1.25)
                                                                      --------         --------
   Net asset value at end of period                                   $  23.86         $  23.45
                                                                      ========         ========
Total Return                                                              2.99%            1.36%
Ratios to Average Net Assets:
   Expenses                                                               0.85%3           0.84%
   Net investment income                                                  2.56%3           2.32%
Supplemental Data:
   Net assets at end of period (000)                                  $183,755         $160,991
   Portfolio turnover rate                                                   5%              26%

--------
1 Unaudited.
2 Commencement of operations.
3 Annualized.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

                                                                                                                FOR THE PERIOD
                                                                                                                NOV. 2, 19952
                                                                                                                   THROUGH
                                                                          FOR THE YEARS ENDED MARCH 31,            MARCH 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                   1999            1998                1997            1996
Per Share Operating Performance:
   Net asset value at beginning of period ....................  $  22.26         $  17.27            $ 14.77         $ 13.89
                                                                --------         --------            -------         -------
Income from Investment Operations:
   Net investment income .....................................      0.63             0.51               0.41            0.13
   Net realized and unrealized gain (loss) on investments ....      2.41             5.25               2.53            1.17
                                                                --------         --------            -------         -------
   Total from Investment Operations ..........................      3.04             5.76               2.94            1.30
                                                                --------         --------            -------         -------
Less Distributions:
   Net investment income and short-term capital gains ........     (0.61)           (0.51)             (0.38)          (0.10)
   Net realized long-term capital gains ......................     (0.33)           (0.26)             (0.06)          (0.32)
                                                                --------         --------            -------         -------
   Total distributions .......................................     (0.94)           (0.77)             (0.44)          (0.42)
                                                                --------         --------            -------         -------
   Net asset value at end of period ..........................  $  24.36         $  22.26            $ 17.27         $ 14.77
                                                                ========         ========            =======         =======
Total Return .................................................     14.20%           34.08%             20.24%          21.12%
Ratios to Average Net Assets:
   Expenses ..................................................      0.87%            0.89%              1.02%           1.03%3
   Net investment income .....................................      2.88%            2.75%              2.83%           2.89%3
Supplemental Data:
   Net assets at end of period (000) .........................  $144,995         $103,817            $34,771         $11,768
   Portfolio turnover rate ...................................        10%               7%                13%             15%


SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Flag Investors Value Builder Fund, Inc. ("the Fund"), which was organized as a Maryland Corporation on March 5, 1992, began operations June 15, 1992. The Fund is registered under the Investment Company Act of 1940, as amended (the "40 Act") as a diversified, open-end management investment company. The Fund seeks to maximize total return through a combination of long-term growth of capital and current income by investing primarily in a portfolio of common stocks and corporate bonds.

     The Fund consists of four share classes: Class A Shares, which began operations June 15, 1992; Class B Shares, which began operations January 3, 1995; Class C Shares, which began operations April 8, 1998; and Institutional Shares, which began operations November 2, 1995. The Fund previously offered Class DShares which were converted to Class A Shares on November 20, 1998.

     The Class A, Class B, and Class C Shares are subject to different sales charges. The Class A Shares have a front-end sales charge and the Class B and C Shares have a contingent deferred sales charge. In addition the Class A Shares have a different distribution fee than the Class B and Class C Shares. The Institutional Shares have neither a sales charge nor a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions in accordance with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results.

     The Fund's significant accounting policies are:

     A. VALUATION OF SECURITIES -- values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At September 30, 2000 there were no Board valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

26
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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

NOTE 1 (CONCLUDED)

     B. REPURCHASE  AGREEMENTS -- The Fund may enter into  tri-party  repurchase
        agreements  with   broker-dealers   and  domestic  banks.  A  repurchase
        agreement is a short-term investment in which the Fund buys a debt security that the seller agrees to repurchase at a set time and price. The third party, which is the seller's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the seller defaults. The Fund's access to the collateral may be delayed or limited if the seller defaults and the value of the collateral declines or if the seller enters into an insolvency proceeding.

     C. FEDERAL INCOME TAXES -- Fund determines its distributions according to income tax regulations, which may be different from accounting principles generally accepted in the United States. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

           The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts when appropriate. Income, gains and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income, less foreign taxes withheld, if any, and distributions to shareholders are recorded on the ex-dividend date.

                                                                              27

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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 2 -- INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

     Investment Company Capital Corp. ("ICCC"), an indirect subsidiary of Deutsche Bank AG, is the Fund's investment advisor.

     As compensation for its advisory services, the Fund pays ICCC an annual fee. This fee is based on the Fund's average daily net assets and is calculated daily and paid monthly at the following annual rates: 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million and 0.70% of the amount over $200 million.

     Alex. Brown Investment Management ("ABIM") is the Fund's sub-advisor. As compensation for its sub-advisory services, ICCC pays ABIMa fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.65% of the first $50 million, 0.50% of the next $150 million, and 0.40% of the amount over $200 million. Prior to September 1, 2000, the fee was calculated daily and paid monthly at the following annual rates: 0.75% of the first $50 million, 0.60% of the next $150 million, and 0.50% of the amount over $200 million.

     ICCC provides accounting services to the Fund for which the Fund pays ICCCan annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

     ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

     Certain officers and directors of the Fund are also officers or directors of ICCC.

     ICC Distributors, Inc. ("ICC Distributors") provides distribution services to the Fund for which the Fund pays ICC Distributors an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 1.00% of the Class B and Class C Shares' average daily net assets. The fees for the Class B and Class C Shares also include a 0.25% shareholder servicing fee.

     Bankers Trust Company, an affiliate of the advisor, is the Fund's custodian.

     The Fund participates along with other Flag Investors Funds in a retirement plan for eligible Directors.

28
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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue up to 97 million shares of $.001 par value capital stock (50 million Class A Shares, 15 million Class B Shares, 15 million Class C Shares, 15 million Institutional Shares and 2 million undesignated). Transactions in shares of the Fund were as follows:

                                                    CLASS A SHARES
                                         --------------------------------------
                                             FOR THE SIX             FOR THE
                                            MONTHS ENDED           YEAR ENDED
                                         SEPTEMBER 30, 20001     MARCH 31, 2000
                                         -------------------     --------------
Shares sold ..............................        967,219          4,644,618
Shares issued to shareholders on
  reinvestment of dividends ..............        263,551          1,246,224
Shares redeemed ..........................     (3,459,324)        (6,032,319)
                                             ------------      -------------
Net (decrease) in shares outstanding .....     (2,228,554)          (141,477)
                                             ============      =============
Proceeds from sale of shares .............   $ 21,906,609      $ 111,848,190
Value of reinvested dividends ............      6,004,477         29,878,743
Cost of shares redeemed ..................    (79,393,628)      (141,026,400)
                                             ------------      -------------
Net increase (decrease) from capital
  share transactions .....................   $(51,482,542)       $   700,533
                                              ============      =============

                                                    CLASS B SHARES
                                         ---------------------------------------
                                             FOR THE SIX             FOR THE
                                            MONTHS ENDED           YEAR ENDED
                                         SEPTEMBER 30, 20001     MARCH 31, 2000
                                         -------------------     ---------------
Shares sold ...............................        237,194          1,418,819
Shares issued to shareholders on
  reinvestment of dividends ...............         36,301            202,275
Shares redeemed ...........................       (732,359)          (994,920)
                                              ------------       ------------
Net increase (decrease) in shares outstanding     (458,864)           626,174
                                              ============       ============
Proceeds from sale of shares ..............   $  5,413,732       $ 34,087,833
Value of reinvested dividends .............        826,528          4,844,150
Cost of shares redeemed ...................    (16,728,326)       (23,119,651)
                                              ------------       ------------
Net increase (decrease) from capital
  share transactions ......................   $(10,488,066)      $ 15,812,332
                                              ============       ============

-------
1 Unaudited.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 3 (CONTINUED)

                                                        CLASS C SHARES
                                         --------------------------------------
                                             FOR THE SIX             FOR THE
                                            MONTHS ENDED           YEAR ENDED
                                         SEPTEMBER 30, 20001     MARCH 31, 2000
                                         -------------------     --------------
Shares sold ............................            95,469            876,029
Shares issued to shareholders on
  reinvestment of dividends ............            10,340             49,343
Shares redeemed ........................          (175,012)          (185,256)
                                               -----------        -----------
Net increase (decrease) in shares outstanding      (69,203)           740,116
                                               ===========        ===========
Proceeds from sale of shares ...........       $ 2,191,243        $21,144,728
Value of reinvested dividends ..........           235,546          1,179,480
Cost of shares redeemed ................        (3,989,399)        (4,293,788)
                                               -----------        -----------
Net increase (decrease) from capital
  share transactions ...................       $(1,562,610)       $18,030,420
                                               ===========        ===========

                                                 INSTITUTIONAL SHARES
                                         --------------------------------------
                                             FOR THE SIX             FOR THE
                                            MONTHS ENDED           YEAR ENDED
                                         SEPTEMBER 30, 20001     MARCH 31, 2000
                                         -------------------     --------------
Shares sold ............................       1,265,386            1,334,488
Shares issued to shareholders on
  reinvestment of dividends ............          69,186              278,818
Shares redeemed ........................        (497,871)            (702,190)
                                            ------------         ------------
Net increase in shares outstanding .....         836,701              911,116
                                            ============         ============
Proceeds from sale of shares ...........    $ 29,726,168         $ 31,085,994
Value of reinvested dividends ..........       1,587,621            6,729,373
Cost of shares redeemed ................     (11,390,173)         (16,379,473)
                                            ------------         ------------
Net increase from capital
  share transactions ...................    $ 19,923,616         $ 21,435,894
                                            ============         ============

-------
1 Unaudited.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

NOTE 4 -- INVESTMENT TRANSACTIONS

     Excluding short-term and US government obligations, purchases of investment securities aggregated $43,217,891 and sales of investment securities aggregated $90,984,307 for the six months ended September 30, 2000.

     On September 30, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $286,418,176 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $96,824,051.

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

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

                               TRUMAN T. SEMANS
                             CHAIRMAN AND DIRECTOR

      RICHARD R. BURT                                    ROBERT H. WADSWORTH
          DIRECTOR                                            DIRECTOR

      RICHARD T. HALE                                    CARL W. VOGT, ESQ.
          DIRECTOR                                            PRESIDENT

     JOSEPH R. HARDIMAN                                   CHARLES A. RIZZO
          DIRECTOR                                            TREASURER

       LOUIS E. LEVY                                        AMY M. OLMERT
          DIRECTOR                                            SECRETARY

     EUGENE J. MCDONALD                                   DANIEL O. HIRSCH
          DIRECTOR                                       ASSISTANT SECRETARY

      REBECCA W. RIMEL
          DIRECTOR

INVESTMENT OBJECTIVE
The Fund seeks to maximize total return through a combination of long-term growth of capital and current income by investing primarily in a portfolio of common stocks and corporate bonds.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding other Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                          [FLAG INVESTORS logo omitted]

                                 DOMESTIC EQUITY
                               Communications Fund
                              Emerging Growth Fund
                              Equity Partners Fund
                           Real Estate Securities Fund
                                    Top 50 US
                               Value Builder Fund

                              INTERNATIONAL EQUITY
                              European Mid-Cap Fund
                            International Equity Fund
                              Japanese Equity Fund
                                   Top 50 Asia
                                  Top 50 Europe
                                  Top 50 World

                                  FIXED INCOME
                          Managed Municipal Fund Shares
                         Short-Intermediate Income Fund
                      Total Return US Treasury Fund Shares

                                  MONEY MARKET
                            Cash Reserve Prime Shares

                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                              WWW.FLAGINVESTORS.COM

                                 Distributed by:
                             ICC DISTRIBUTORS, INC.

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